Leases - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019
Leases [Abstract]
Next 12 months	$ 6,931
1 to 2 years	6,003
2 to 3 years	5,346
3 to 4 years	4,528
4 to 5 years	4,087
More than 5 years	6,464
Total undiscounted minimum lease payments	33,359
Discount	(3,944)
Lease liability (current and non-current)	$ 29,415	$ 31,000